PREPAID EXPENSES, OTHER RECEIVABLES, AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of prepaid expenses and other receivables

	As of
(In thousands)	March 31, 2026	March 31, 2025

Prepaid clinical research costs	$—	$192
Prepaid insurance	595	241
Other prepaid expenses	567	42
Prepaid investor relations	534	—
Tax deposits	68	68
Prepaid GPU infrastructure costs	—	—
Prepaid GPU leases, short-term	—	—

Other receivables	220	12
Total prepaid expenses and other receivables	$1,984	$555